Basis of Presentation of the Consolidated Financial Statements - Public Offer for the Acquisition of Telefonica Shares Telefonica Deutschland (Details) - EUR (€) € in Millions						2 Months Ended	12 Months Ended
	Jan. 26, 2024	Dec. 31, 2023	Nov. 07, 2023	Mar. 24, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities							€ 252	€ 1,628	€ 414
Total
Disclosure of detailed information about business combination [line items]
Increase (decrease) through disposal of subsidiary, equity				€ (46)
Non-controlling interests
Disclosure of detailed information about business combination [line items]
Increase (decrease) through disposal of subsidiary, equity				(585)
Telefónica Deutschland Holding A.G.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest available in offer			28.19%
Telefónica Deutschland Holding A.G.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest (as a percent)	94.12%	82.43%	71.81%		70.58%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities						€ 816
Telefónica Deutschland Holding A.G. | Total
Disclosure of detailed information about business combination [line items]
Increase (decrease) through disposal of subsidiary, equity				46
Telefónica Deutschland Holding A.G. | Non-controlling interests
Disclosure of detailed information about business combination [line items]
Increase (decrease) through disposal of subsidiary, equity				€ (866)